Staff costs - Digital transformation award (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€) employee
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Digital Transformation Award
Share-based payment arrangement
Maximum beneficiaries (in employees) | employee	250
Maximum amount of incentive | €	€ 30
Percentage of plan approved	83.00%
Percent awarded in shares	50.00%
Percent awarded in options over shares	50.00%
Options, vesting period	10 years
Digital Transformation Award | Minimum
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Digital Transformation Award | Maximum
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years